As filed with the Securities and Exchange Commission on May 16, 2019

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 92	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 94	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

__________________________

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Copy to:
Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service) ________________________

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 92 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 92 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 16th day of May, 2019.

PIMCO VARIABLE INSURANCE TRUST

By:
Peter G. Strelow*, ** President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	May 16, 2019

George E. Borst**	Trustee	May 16, 2019

Jennifer Holden Dunbar**	Trustee	May 16, 2019

Kym M. Hubbard**	Trustee	May 16, 2019

Gary F. Kennedy**	Trustee	May 16, 2019

Peter B. McCarthy**	Trustee	May 16, 2019

Ronald C. Parker**	Trustee	May 16, 2019

Peter G. Strelow*	Trustee and President (Principal Executive Officer)	May 16, 2019

Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	May 16, 2019

*, **By:	/s/ BRENDAN C. FOX

Brendan C. Fox as attorney-in-fact

________

*	Pursuant to power of attorney dated May 10, 2016 filed with Post-Effective Amendment No. 85 to Registration Statement No. 333-37115 on February 23, 2017.
**	Pursuant to power of attorney dated February 14, 2017 filed with Post-Effective Amendment No. 85 to Registration Statement No. 333-37115 on February 23, 2017.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document